Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements (Details)	Jun. 30, 2025	Jun. 30, 2024
Year-End Spot Rate [Member]
Schedule of Currency Exchange Rates Used in Consolidated Financial Statements [Line Items]
Currency exchange rates	7.1636	7.2672
Average Rate [Member]
Schedule of Currency Exchange Rates Used in Consolidated Financial Statements [Line Items]
Currency exchange rates	7.2526	7.215